Label	Element	Value
C000183196 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	21.20%
C000183196 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.70%
C000183198 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	21.20%
C000183198 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.70%
C000212594 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.40%
C000212594 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	19.20%
C000212595 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	55.70%
C000212595 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	16.70%
C000183197 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	21.20%
C000183197 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.70%